Shareholders' Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Shareholders' Capital
NOTE 17.
SHAREHOLDERS’ CAPITAL

(a) Authorized	–	unlimited number of voting common shares
	–	unlimited number of preferred shares, issuable in series, limited to an amount equal to one half of the issued and outstanding common shares

(b) Issued

Common shares	Number	Amount
Balance, December 31, 2020	13,459,593	$2,285,738
Share repurchase	(155,168)	(4,294)
Balance, December 31, 2021	13,304,425	$2,281,444
Share repurchase	(130,395)	(10,010)
Settlement of Executive PSUs	263,900	14,083
Share options exercised	120,595	14,016
Balance, December 31, 2022	13,558,525	$2,299,533
(c) Normal Course Issuer Bid
In 2022, the Toronto Stock Exchange (
TSX
) approved Precision’s application to renew its Normal Course Issuer Bid (
NCIB
). Under the terms of the NCIB, Precision may purchase and cancel up to a maximum of 1,148,771 common shares, representing 10% of the public float of common shares as of August 15, 2022. Purchases under the NCIB were made through the facilities of the TSX, the New York Stock Exchange and various other designated exchanges in accordance with applicable regulatory requirements at a price per common share representative of the market price at the time of acquisition. The NCIB will terminate no later than August 28, 2023. For the year ended December 31, 2022, Precision repurchased and cancelled a total of 130,395 (2021 – 155,168) common shares for $10 million (2021 – $4 million). Subsequent to December 31, 2022, Precision repurchased and cancelled 15,888 common shares for $1 million.